Dividends - Additional Information (Detail) - CNY (¥) ¥ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019	Nov. 08, 2021
Disclosure of Dividends [Line Items]
Dividend paid	¥ 0	¥ 0	¥ 0
Bottom of range [member]
Disclosure of Dividends [Line Items]
Percentage of recurring cash dividend on consolidated net profit				20.00%
Top of range [member]
Disclosure of Dividends [Line Items]
Percentage of recurring cash dividend on consolidated net profit				40.00%